Note 1 - Summary of Significant Accounting Policies - Estimated Useful Lives of Various Classes of Assets (Details)	Mar. 31, 2024
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Minimum [Member] | Yard Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Minimum [Member] | Loaders and Other Rolling Stock [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	35 years
Maximum [Member] | Yard Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years
Maximum [Member] | Loaders and Other Rolling Stock [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years